INCOME TAXES (Income Taxes Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current	$ 722,971	$ 3,558,263	$ 3,326,277
Deferred	(10,569)	(67,421)	(188,439)
Total	$ 712,402	$ 3,490,842	$ 3,137,838